Organization and Nature of Business (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 12, 2021	Oct. 18, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (shares)	20,000,000
Aggregate purchase price	$ 200,000
Stockholders' equity			$ 327,510	$ 3,810	$ 9,973	$ 16,466	$ 34,120	$ 50,429
Accumulated Deficit [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' equity			(167,671)	(144,877)	(134,947)	(127,850)	(106,955)	(88,724)
Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' equity			495,165	148,677	$ 144,910	$ 144,306	$ 141,065	$ 139,143
Reclassification [Member] | Accumulated Deficit [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' equity			(1,042)	(26,650)
Reclassification [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' equity			$ 1,042	$ 26,650
PIPE Financing
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (shares)	20,000,000	20,000,000
Price per share (USD per share)	$ 10.00	$ 10.00
Aggregate purchase price	$ 200,000	$ 200,000